Quarterly Holdings Report
for
Fidelity® Disruptive Automation Fund
August 31, 2021
DSA-NPRT1-1021
1.9897379.101
Common Stocks - 99.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.5%
Interactive Media & Services - 5.5%
Alphabet, Inc. Class C (a)	3,279	9,539,398
CONSUMER DISCRETIONARY - 2.5%
Household Durables - 1.6%
Midea Group Co. Ltd. (A Shares)	276,138	2,820,918
Internet & Direct Marketing Retail - 0.9%
Amazon.com, Inc. (a)	436	1,513,264
TOTAL CONSUMER DISCRETIONARY		4,334,182
HEALTH CARE - 4.4%
Health Care Equipment & Supplies - 4.4%
Intuitive Surgical, Inc. (a)	7,316	7,707,845
INDUSTRIALS - 43.0%
Electrical Equipment - 5.6%
AMETEK, Inc.	27,408	3,726,666
Rockwell Automation, Inc.	12,303	4,004,011
Sensata Technologies, Inc. PLC (a)	32,012	1,894,470
		9,625,147
Industrial Conglomerates - 10.2%
Honeywell International, Inc.	15,168	3,517,611
Roper Technologies, Inc.	15,797	7,634,374
Siemens AG	39,788	6,600,623
		17,752,608
Machinery - 22.7%
Airtac International Group	49,000	1,497,143
Daifuku Co. Ltd.	20,193	1,784,084
FANUC Corp.	28,459	6,200,108
HIWIN Technologies Corp.	446,625	5,264,671
Misumi Group, Inc.	174,111	6,908,099
Nabtesco Corp.	46,887	1,858,177
Shenzhen Inovance Technology Co. Ltd. (A Shares)	534,309	5,873,454
SMC Corp.	11,513	7,378,827
THK Co. Ltd.	108,240	2,511,809
		39,276,372
Professional Services - 4.5%
Recruit Holdings Co. Ltd.	132,422	7,797,299
TOTAL INDUSTRIALS		74,451,426
INFORMATION TECHNOLOGY - 43.7%
Electronic Equipment & Components - 14.4%
Cognex Corp.	18,774	1,663,752
Hexagon AB (B Shares)	454,391	7,879,450
Keyence Corp.	13,237	7,956,759
National Instruments Corp.	33,622	1,406,072
Renishaw PLC	80,652	5,987,758
		24,893,791
IT Services - 2.4%
Accenture PLC Class A	12,491	4,203,971
Semiconductors & Semiconductor Equipment - 9.5%
NVIDIA Corp.	27,320	6,115,582
Taiwan Semiconductor Manufacturing Co. Ltd.	294,755	6,478,964
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	12,809	1,524,399
Teradyne, Inc.	18,973	2,304,081
		16,423,026
Software - 17.4%
Altair Engineering, Inc. Class A (a)(b)	23,573	1,744,166
ANSYS, Inc. (a)	16,319	5,962,310
Autodesk, Inc. (a)	5,159	1,599,754
Dassault Systemes SA	77,440	4,416,878
Manhattan Associates, Inc. (a)	11,176	1,821,576
Microsoft Corp.	13,075	3,947,081
PTC, Inc. (a)	42,153	5,549,864
Synopsys, Inc. (a)	11,612	3,857,971
Unity Software, Inc. (b)	10,206	1,293,611
		30,193,211
TOTAL INFORMATION TECHNOLOGY		75,713,999
TOTAL COMMON STOCKS (Cost $134,330,352)		171,746,850

Money Market Funds - 2.1%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (c)	1,859,499	1,859,871
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	1,756,324	1,756,500
TOTAL MONEY MARKET FUNDS (Cost $3,616,371)		3,616,371

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $137,946,723)	175,363,221
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(2,007,791)
NET ASSETS - 100.0%	173,355,430

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	3,078,210	12,390,261	13,608,600	275	-	-	1,859,871	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	596,275	4,708,002	3,547,777	115	-	-	1,756,500	0.0%
Total	3,674,485	17,098,263	17,156,377	390	-	-	3,616,371

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.